Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000887340
MainStay VP Mid Cap Core Portfolio (Prospectus Summary) | MainStay VP Mid Cap Core Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay VP Mid Cap Core Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term growth of capital.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense, Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any separate account or policy fees or sales charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (fees paid directly from your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 172% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	172.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Portfolio normally invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in companies with market capitalizations at the time of investment that are similar to the market capitalizations of companies in the Russell Midcap® Index, and invests primarily in common stocks of U.S. companies.

Investment Process: Cornerstone Capital Management Holdings LLC, the Portfolio's Subadvisor, seeks to construct a broadly diversified portfolio across sectors and industries using quantitative analysis to identify undervalued and overvalued securities. Investments are selected using an objective, disciplined and broadly-applied process, while limiting exposure to risk. The Subadvisor seeks to control the Portfolio's exposure to risk by diversifying the Portfolio's investments over a large number of securities.

In unusual market conditions, the Portfolio may invest all or a portion of its assets in investment grade notes and bonds, cash and cash equivalents.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Portfolio, if better opportunities are identified, or if it determines the initial investment expectations are not being met.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration
The Portfolio normally invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in companies with market capitalizations at the time of investment that are similar to the market capitalizations of companies in the Russell Midcap® Index, and invests primarily in common stocks of U.S. companies.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Loss of Money Risk: Before considering an investment in the Portfolio, you should understand that you could lose money.

Market Changes Risk: The value of the Portfolio's investments may change because of broad changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in (i) increased volatility; and (ii) increased redemptions. Such conditions may add significantly to the risk of volatility in the net asset value of the Portfolio's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Portfolio's holdings. Opportunity for greater gain often comes with greater risk of loss.

Mid-Cap Stock Risk: Stocks of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Portfolio's performance may be lower or higher than that of funds that invest in other types of equity securities.

Risk, Lose Money	rr_RiskLoseMoney	Before considering an investment in the Portfolio, you should understand that you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and tables indicate some of the risks of investing in the Portfolio. The bar chart shows you how the Portfolio's calendar year performance has varied over the last ten years. The average annual total returns table shows how the Portfolio's average annual total returns for the one-, five- and ten-year periods compare to those of a broad-based securities market index. Separate account and policy charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. The Portfolio has selected the Russell Midcap® Index as its primary benchmark. The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index and includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap® Index represents approximately 31% of the total market capitalization of the Russell 1000® Index companies.

Past performance is not necessarily an indication of how the Portfolio will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and tables indicate some of the risks of investing in the Portfolio.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Returns, Initial Class Shares (by calendar year 2005-2014)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows you how the Portfolio's calendar year performance has varied over the last ten years. Separate account and policy charges are not reflected in the bar chart and table. If they were, returns would be less than those shown.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Separate account and policy charges are not reflected in the bar chart and table. If they were, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock

Best Quarter
3Q/09	20.89%
Worst Quarter
4Q/08	-25.49%

Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2014)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
MainStay VP Mid Cap Core Portfolio (Prospectus Summary) | MainStay VP Mid Cap Core Portfolio | Russell Midcap® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Midcap® Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.22%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	17.19%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.56%
MainStay VP Mid Cap Core Portfolio (Prospectus Summary) | MainStay VP Mid Cap Core Portfolio | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees (as an annual percentage of the Portfolio's average daily net assets)	rr_ManagementFeesOverAssets	0.85%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Acquired (Underlying) Portfolio/Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.89%	[2]
Waiver / Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Annual Portfolio Operating Expenses After Waiver	rr_NetExpensesOverAssets	0.86%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-05-01
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	281
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	490
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,093
Annual Return 2005	rr_AnnualReturn2005	15.86%
Annual Return 2006	rr_AnnualReturn2006	14.96%
Annual Return 2007	rr_AnnualReturn2007	5.03%
Annual Return 2008	rr_AnnualReturn2008	(42.24%)
Annual Return 2009	rr_AnnualReturn2009	36.93%
Annual Return 2010	rr_AnnualReturn2010	23.64%
Annual Return 2011	rr_AnnualReturn2011	(2.99%)
Annual Return 2012	rr_AnnualReturn2012	17.52%
Annual Return 2013	rr_AnnualReturn2013	42.18%
Annual Return 2014	rr_AnnualReturn2014	14.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.49%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Initial Class
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	18.05%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.75%
MainStay VP Mid Cap Core Portfolio (Prospectus Summary) | MainStay VP Mid Cap Core Portfolio | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees (as an annual percentage of the Portfolio's average daily net assets)	rr_ManagementFeesOverAssets	0.85%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Acquired (Underlying) Portfolio/Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.14%	[2]
Waiver / Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Annual Portfolio Operating Expenses After Waiver	rr_NetExpensesOverAssets	1.11%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-05-01
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	359
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	625
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,383
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Service Class
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	17.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.48%

[1]	The management fee is as follows: 0.85% on assets up to $1 billion; and 0.80% on assets over $1 billion.
[2]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) portfolio/fund fees and expenses) of Initial Class shares do not exceed 0.86% of average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points to the Service Class shares. This agreement will remain in effect until May 1, 2016, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Portfolio.